Dan Igo Assistant Vice President	100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617 824 1221 Fax 617 406 1967 Daniel.igo@citi.com

January 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)

Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”)

(File Nos. 002-67052 and 811-03023)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Registrant hereby certifies that the definitive form of the Fund’s Prospectus and Statement of Additional Information dated December 31, 2008 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 245 (the “Amendment”) to the Fund’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 245 on December 30, 2008 (Accession No. 0001193125-08-261970).

If you have any questions regarding this certification, please contact me at (617) 824-1221.

Respectfully,

/s/ Daniel J. Igo

Daniel J. Igo

cc:	David Churchill

Shannon Murr

Brown Investment Advisory, Incorporated

Jennifer Millenbaugh

Curtis Barnes

Citi Fund Services, Inc.

Francine Rosenberger

K&L Gates

Citi Fund Services Ohio, Inc.